Shareholders’ Equity (Details) - Schedule of movement - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Schedule of movement [Abstract]
Number of options, Outstanding at beginning of period	3,892,714	3,405,188	3,405,188
Outstanding at beginning of period	$ 5.15	$ 4.76	$ 4.76
Number of options, Granted	841,151	621,200	1,492,700
Weighted average exercise price, Granted	$ 9.17	$ 4.68	$ 4.91
Number of options, Expired	77,578	10,938	74,744
Weighted average exercise price, Expired	$ 8.03	$ 8.00	$ 8.60
Number of options, Exercised	271,359	467,557	652,143
Weighted average exercise price, Exercised	$ 2.05	$ 0.31	$ 1.00
Number of options, Forfeited	97,622	211,482	278,287
Weighted average exercise price, Forfeited	$ 7.24	$ 8.23	$ 7.94
Number of options, Share options outstanding at end of period	4,287,306	3,276,041	3,892,714
Weighted average exercise price, Share options outstanding at end of period	$ 6.03	$ 5.14	$ 5.15
Number of options, Share options exercisable at end of period	2,425,594	1,438,658	2,161,439
Weighted average exercise price, Share options exercisable at end of period	$ 4.52	$ 3.01	$ 4.45